UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2006 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Consumer Discretionary--17.3%
Altria Group	3,515,000	269,073,250
CBS, Cl. B	350,000	9,859,500
Christian Dior	550,000 a	57,261,056
Hilton Hotels	700,000	19,495,000
Home Depot	1,200,000	43,524,000
McDonald's	1,175,000	45,966,000
McGraw-Hill Cos.	2,150,000	124,764,500
News, Cl. A	5,156,708 a	101,329,312
News, Cl. B	240,000 a	4,953,600
Target	950,000	52,487,500
Viacom, Cl. B	190,000 b	7,064,200
		735,777,918
Consumer Staples--20.7%
Anheuser-Busch Cos.	990,000	47,034,900
Coca-Cola	3,140,000	140,295,200
Estee Lauder Cos., Cl. A	790,000	31,860,700
Nestle, ADR	1,250,000	108,950,000
PepsiCo	2,050,000	133,783,000
Procter & Gamble	2,600,000	161,148,000
SYSCO	750,000 a	25,087,500
Wal-Mart Stores	1,630,000	80,391,600
Walgreen	2,850,000	126,511,500
Whole Foods Market	400,000 a	23,772,000
		878,834,400
Energy--19.7%
BP, ADR	1,604,000	105,190,320
Chevron	2,600,000	168,636,000
ConocoPhillips	1,950,000	116,083,500
Exxon Mobil	3,969,598	266,360,026
Halliburton	450,000 a	12,802,500
Occidental Petroleum	1,000,000	48,110,000
Royal Dutch Shell, Cl. A, ADR	700,000	46,270,000
Total, ADR	1,150,000 a	75,831,000
		839,283,346
Financial--17.9%
American Express	1,450,000	81,316,000
American International Group	750,000	49,695,000
Ameriprise Financial	550,000	25,795,000
Bank of America	1,800,000	96,426,000
Berkshire Hathaway, Cl. A	400 b	38,320,000
Citigroup	3,530,333	175,351,640
HSBC Holdings, ADR	800,000 a	73,224,000
JPMorgan Chase & Co.	1,925,000	90,398,000
Merrill Lynch & Co.	1,050,000	82,131,000
SunTrust Banks	625,000	48,300,000
		760,956,640
Health Care--10.0%
Abbott Laboratories	1,300,000	63,128,000
Eli Lilly & Co.	750,000 a	42,750,000
Johnson & Johnson	1,900,000	123,386,000
Merck & Co.	480,000	20,112,000

	Pfizer	3,125,000	88,625,000
	Roche Holding, ADR	600,000	51,864,000
	UnitedHealth Group	750,000	36,900,000
			426,765,000
	Industrial--7.3%
	Emerson Electric	880,000	73,796,800
	General Electric	5,450,000	192,385,000
	United Parcel Service, Cl. B	600,000	43,164,000
			309,345,800
	Information Technology--5.7%
	Automatic Data Processing	700,000	33,138,000
	Intel	7,050,000	145,018,500
	Microsoft	2,400,000	65,592,000
			243,748,500
	Materials--.9%
	Arkema, ADR	28,750 a,b,c	1,356,597
	Praxair	625,000	36,975,000
			38,331,597
	Total Common Stocks
	(cost $2,836,348,501)		4,233,043,201

	Other Investment--.6%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $27,201,000)	27,201,000 d	27,201,000

	Investment of Cash Collateral
	for Securities Loaned--2.1%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Fund
	(cost $90,155,073)	90,155,073 d	90,155,073

	Total Investments (cost $2,953,704,574)	102.2%	4,350,399,274
	Liabilities, Less Cash and Receivables	(2.2%)	(92,495,126)
	Net Assets	100.0%	4,257,904,148

	ADR - American Depository Receipts
a		All or a portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities
		on loan is $87,237,800 and the total market value of the collateral held by the fund is $90,155,073.
b	Non-income producing security.
c		The value of this security has been determined in good faith under the direction of the Board of Directors.
d		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)